Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
19.
INTANGIBLE ASSETS

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Carrying amount
Mobile Broadband Concession	$78,150	$71,761
Computer software	622	579
Goodwill	217	217
Others	198	170
	$79,187	$72,727

	Mobile Broadband Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2021	$108,338	$3,320	$291	$392	112,341
Additions-acquired separately	—	225	—	31	256
Disposal	—	(344)	—	(10)	(354)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	2	—	—	2
Balance on December 31, 2021	$108,338	$3,203	$291	$413	$112,245
Accumulated amortization and impairment
Balance on January 1, 2021	$(19,319)	$(2,532)	$(45)	$(160)	$(22,056)
Amortization expenses	(6,199)	(341)	—	(29)	(6,569)
Disposal	—	343	—	11	354
Impairment losses	—	—	(29)	—	(29)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2021	$(25,518)	$(2,530)	$(74)	$(178)	$(28,300)
Balance on December 31, 2021, net	$82,820	$673	$217	$235	$83,945
Cost
Balance on January 1, 2022	$108,338	$3,203	$291	$413	$112,245
Additions-acquired separately	1,625	257	—	11	1,893
Disposal	—	(663)	—	(2)	(665)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	1	—	—	1
Balance on December 31, 2022	$109,963	$2,798	$291	$422	$113,474
Accumulated amortization and impairment
Balance on January 1, 2022	$(25,518)	$(2,530)	$(74)	$(178)	$(28,300)
Amortization expenses	(6,295)	(310)	—	(38)	(6,643)
Disposal	—	664	—	1	665
Impairment losses	—	—	—	(9)	(9)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2022	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Balance on December 31, 2022, net	$78,150	$622	$217	$198	$79,187
Cost
Balance on January 1, 2023	$109,963	$2,798	$291	$422	$113,474
Additions-acquired separately	—	231	—	6	237
Disposal	—	(499)	—	(6)	(505)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	3	—	—	3
Balance on December 31, 2023	$109,963	$2,533	$291	$422	$113,209
Accumulated amortization and impairment
Balance on January 1, 2023	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Amortization expenses	(6,389)	(276)	—	(34)	(6,699)
Disposal	—	499	—	6	505
Effect of foreign exchange differences	—	(1)	—	—	(1)
Others	—	—	—	—	—
Balance on December 31, 2023	$(38,202)	$(1,954)	$(74)	$(252)	$(40,482)
Balance on December 31, 2023, net	$71,761	$579	$217	$170	$72,727

Chunghwa’s Board of Directors approved the acquisition of the 900MHz frequency band and equipment from Asia Pacific Telecom Co., Ltd. in November 2021. The aforementioned tax-excluded transaction amount was $1,800 million included in intangible assets- mobile broadband concession and other assets- spare parts. The transaction was approved by the related authority in May 2022 and completed in July 2022.

The concessions are granted and issued by the National Communications Commission (“NCC”). The concession fees are amortized using the straight-line method over the period from the date operations commence through the date the license expires or the useful life, whichever is shorter. The 4G concession fees will be fully amortized by December 2030 and December 2033, and 5G concession fees will be fully amortized by December 2040.

The computer software is amortized using the straight-line method over the estimated useful lives of 1 to 10 years. Other intangible assets, except for those assessed as having indefinite useful lives, are amortized using the straight-line method over the estimated useful lives of 1 to 20 years. Goodwill is not amortized.

SENAO evaluated the goodwill, license agreement and the right of trademark that arose in the acquisition of Youth and its subsidiaries at the end of each year. Due to the competition in the industrial environment, the gross profit margin decreased. SENAO determined the smallest identifiable group of assets that generates cash inflows as single cash generating units by business type and evaluated the recoverable amount of those cash generating units by their value in use. The management of SENAO estimated the cash flow projections based on the financial budgets for the following five years. Discount rate was 12.1% as of December 31, 2021 , and was used to calculate the recoverable amount of related cash generating units by discounting aforementioned cash flows.

SENAO concluded the recoverable amount of the goodwill was lower than the carrying value and recognized impairment loss of $29 million for the year ended December 31, 2021. In addition, SENAO concluded the recoverable amounts of the license agreement and the right of trademark were lower than the carrying amounts and recognized impairment loss of $0.2 million and $9 million for the year ended December 31, 2021 and 2022, respectively. The aforementioned impairment losses were included in other income and expenses in the consolidated statements of comprehensive income. The recoverable amount of license agreement and right of trademark was measured at the fair value less costs of disposal. The fair value was calculated based on asset approach by reference to the net assets value of Youth. The Company did not recognize any impairment loss on intangible assets for the year ended December 31, 2023.